Shareholder Report, Line Graph (Details) 197052_Direxion Monthly NASDAQ 100 Bull 1.75X Fund_Investor_TSR Annual {Investor} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Accumulated Value	$ 121,909	$ 94,554	$ 67,184	$ 48,188	$ 83,580	$ 52,411	$ 22,724	$ 24,283	$ 15,455	$ 10,000	$ 169,983
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Composite Index
Accumulated Value	44,583	36,558	28,753	23,992	30,755	23,569	15,783	15,897	12,473	10,000	$ 55,121
NASDAQ-100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ-100® Index
Accumulated Value	$ 53,282	$ 44,209	$ 34,728	$ 27,250	$ 34,334	$ 26,492	$ 16,662	$ 16,401	$ 12,700	$ 10,000	$ 67,457